Schedule of Other Non Financial Assets (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Other Assets
Prepayments of seed assets			$ 3,672,697
Tax prepayment			253,760
Other current assets	$ 523,192	201,830	299,555
Total non-financial assets	806,452	201,830	553,315
Prepayment of equipment		429,841
Prepayments	152,815
Tax recoverable	$ 130,445